UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and Address of Issuer:     Perritt MicroCap Opportunities Fund, Inc.
                                       10 S. Riverside Plaza, #1520
                                       Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed. If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes. |X|

3.     Investment Company Act File Number: 811-05308
       Securities Act File Number:         33-16812

4.(a)  Last day of fiscal year for which this Form is filed: 10/31/02
  (b)  [ ]    Check box if this Form is being filed late.
  (c)  [ ]    Check box if this is the last time the issuer will be filing this form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                   $35,394,209.24

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $34,125,601.52

       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:                      $7,835,310.11

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                       $41,960,911.63

       (v)    Net Sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                       $0.00

       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is
              less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:          ($6,566,702.39)

       (vii)  Multiplier for determining
              registration fee:                                       x 0.000092

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                                       $0.00

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933, pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.00.

7.     Interest due - if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year:                            $0.00

8.     Total of the amount of the registration fee
       due plus any interest due [line 5(viii) plus
       line 7]:                                                            $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not Applicable

       Method of Delivery: Not Applicable
                    [_]    Wire Transfer
                    [_]    Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


/s/ Robert A. Laatz
-------------------------------------
By:    /s/ Robert A. Laatz
       Robert A. Laatz, Vice President

Date:  December 27, 2002

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